Citigroup Mortgage Loan Trust 2025-1 ABS-15G

Exhibit 99.1 - Schedule 8(c)

Exception Standard Report (Loan Grades)

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception ID	Investor Loan Number	Loan Status	Exception Date	Exception Category	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments